UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/12
Check here if Amendment []; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: Matthew 25 Management Corp.
Address: 413 Johnson Street, Suite #200
Jenkintown, PA  19046

Form 13F File Number: 028-11589

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name: Mark Mulholland
Title:   President
Phone: 215-884-4458

/s/ Mark Mulholland
February 12, 2013

Report Type (Check only one.):
[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                        Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                      0
                                              -----------
Form 13F Information Table Entry Total:                22
                                              -----------
Form 13F Information Table Value Total:       $   285,613
                                              -----------
                                              (thousands)

List of Other Included Managers: N/A

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


Matthew 25 Management Corp.
FORM 13F
As of 12/31/12



                       TITLE             FAIR                                   VOTING
                        OF               MARKET   SHARES/    INVESTMENT OTHER  AUTHORITY
NAME OF ISSUER         CLASS  CUSIP      VALUE    PRN AMT    DISCRETION MANAG.   SOLE    SHARED   NONE
-------------------------------------------------------------------------------------------------------
Apple Inc.               COM  037833100  47,896    90,000 SH   SOLE              90,000
Berkshire Hathawayc.     CLA  084670108  15,283       114 SH   SOLE                 114
Biglari Holdings, Inc  . COM  08986R101   3,608     9,250 SH   SOLE               9,250
Brandywine Realty Trust  COM  105368203  18,534 1,520,400 SH   SOLE           1,520,400
Cabelas, Inc.            COM  126804301  19,101   457,500 SH   SOLE             457,500
Caterpillar, Inc.        COM  149123101  21,506   240,000 SH   SOLE             240,000
East West Bancorp Inc    COM  27579R104   6,769   315,000 SH   SOLE             315,000
Express Scripts Holdings COM  30219G108   9,855   182,500 SH   SOLE             182,500
FedEx Corp.              COM  31428X106  15,088   164,500 SH   SOLE             164,500
Goldman Sachs Group      COM  38141G104  15,435   121,000 SH   SOLE             121,000
Google, Inc.             CLA  38259P508  15,315    21,650 SH   SOLE              21,650
Smuckers J M             COM  832696405   4,217    48,900 SH   SOLE              48,900
JP Morgan Chase & Co     COM  46625H100  14,818   337,000 SH   SOLE             337,000
JP Morgan Chase & Co    W EXP 46634E114     652    55,000 SH   SOLE              55,000
Kansas City Southern     COM  485170302   8,807   105,500 SH   SOLE             105,500
Kinder Morgan, Inc.      COM  49456B101   3,356    95,000 SH   SOLE              95,000
Kinder Morgan, Inc.     W EXP 49456B119     496   131,200 SH   SOLE             131,200
KKR & Co. L.P.           COM  48248M102  15,877 1,042,500 SH   SOLE           1,042,500
Mastercard, Inc.         CLA  57636Q104  17,932    36,500 SH   SOLE              36,500
Polaris Industries, Inc. COM  731068102  11,781   140,000 SH   SOLE             140,000
Scripps Network Inter.   COM  811065101  15,450   266,750 SH   SOLE             266,750
Stryker Corp.            COM  863667101   3,837    70,000 SH   SOLE              70,000




REPORT SUMMARY:                 22      285,613